Hartford Multifactor Small Cap ETF Investment Objectives and Goals - Hartford Multifactor Small Cap ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Hartford Multifactor Small Cap ETF Summary Section
Objective [Heading]	INVESTMENT OBJECTIVE.
Objective, Primary [Text Block]	The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.